Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	57.26%	15.85%	15.35%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.11%	15.14%	18.39%